Digital Assets	12 Months Ended
Dec. 31, 2024
Digital Assets [Abstract]
DIGITAL ASSETS
4.	DIGITAL ASSETS

Prior to the adoption of ASU 2023-08, the carrying value of digital assets represents the post-impairment value of all digital assets held. Digital assets not within the scope of ASU 2023-08 should be tested for impairment, whenever events or changes in circumstances occur which indicate that it is more likely than not that the indefinite-lived asset is impaired. Impairment loss on digital assets recorded for the years ended December 31, 2024, 2023 and 2022 was Nil, $6.99 million and $12.95 million, respectively.

As a result of adopting ASU 2023-08, the Company measures digital assets at fair value as of each reporting period. Unrealized gain on digital assets recorded for the years ended December 31, 2024, 2023 and 2022 was $37.60 million, Nil and Nil, respectively. Realized gain on sales of digital assets recorded for the years ended December 31, 2024, 2023 and 2022 was $39.33 million, $18.23 million and $4.95 million, respectively.

The Company’s digital asset holdings include digital assets pledged by customers pursuant to applicable agreements and exclude digital assets pledged by the Company to suppliers or lenders as collateral (see Note 5):

	As of December 31, 2024			As of December 31, 2023
	Quantity	Cost Basis	Fair Value	Carrying Value

Bitcoin (“BTC”)	1,313	87,457	125,048	43,896
USDT	4,800,082	4,802	4,817	61
Others	46,233	77	75	21
Total		92,336	129,940	43,978

The cost basis of digital assets represents the fair value of digital assets at the time of service contract inception, the fair value of digital assets purchased upon receipt in an exchange for another digital assets, and the cost of digital assets purchased upon receipt in an exchange for fiat currency.

The following table presents the movement for digital assets of the Company for the years ended December 31, 2024 and 2023:

	BTC	USDT	Others	Total

Balance as of December 31, 2023	43,896	61	21	43,978
Cumulative effect of the adoption of ASU 2023-08	6,436	-	-	6,436
Balance as of January 1, 2024	50,332	61	21	50,414
Digital assets received from customers for products and services	123,345	114,363	223	237,931
Revenue generated from BTC self-mining operation	157,511	-	-	157,511
Converted to other digital assets or fiat cash, net	(67,710)	(100,077)	(183)	(167,970)
Costs and expenses (paid)/prepaid in digital assets	(169,506)	(44,480)	14	(213,972)
Unrealized fair value changes on digital assets	37,604	-	-	37,604
Realized gain on sale/exchange of digital assets	39,329	-	-	39,329
Digital assets from borrowings	-	34,950	-	34,950
Digital assets pledged to lender or supplier	(60,629)	-	-	(60,629)
Digital assets pledged from customers	21,669	-	-	21,669
Purchase of mining equipment	(6,897)	-	-	(6,897)
Balance as of December 31, 2024	125,048	4,817	75	129,940

	BTC	USDT	Others	Total

Balance as of January 1, 2023	7,938	56	17	8,011
Digital assets received from customers for products and services	77,236	150,134	251	227,621
Revenue generated from BTC self-mining operation	100,197	-	-	100,197
Other income received in BTC	378	-	-	378
Converted (to)/from other digital assets or fiat cash, net	(95,441)	(81,280)	(243)	(176,964)
Costs and expenses paid in digital assets	(57,656)	(68,849)	(4)	(126,509)
Impairment on digital assets	(6,987)	-	-	(6,987)
Realized gain on sale/exchange of digital assets	18,231	-	-	18,231
Balance as of December 31, 2023	43,896	61	21	43,978

The following table provides the reconciliation between net income and the movement of digital assets of the Company for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
DIGITAL ASSETS FROM OPERATING ACTIVITIES

Revenue recognized from selling products and services which was settled or will be settled in digital assets (a)	277,089	183,908
Adjusted by the changes in operating assets and liabilities:
Accounts receivable to be settled in digital assets	(7,087)	2,431
Inventories	(104)	-
Contract liabilities received in digital assets	(31,967)	41,282
Digital assets received from customers for products and services	237,931	227,621

Revenue recognized from Bitcoin self-mining operation (b)	157,511	100,197

Cost and expenses settled or to be settled by digital assets (c)	(238,921)	(101,371)
Adjusted by the changes in operating assets and liabilities:
Prepayments made in digital assets to suppliers	16,214	(24,035)
Accounts payable to be settled in digital assets	11,947	(7)
Payments made in digital assets by a related party on behalf of Company	1,579	-
Other receivables to be settled in digital assets	(6,020)	(130)
Other payables to be settled in digital assets	1,229	(966)
Costs and expenses paid in digital assets	(213,972)	(126,509)

Impairment of digital assets	-	(6,987)
Other income received in digital assets (d)	-	378
Unrealized fair value gain of digital assets	37,604	-
Realized gain on sale of digital assets	39,329	18,231

Net digital assets provided by operating activities	258,403	212,931

DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(184,794)	(222,393)
Digital assets purchased by fiat cash	16,824	45,429
Digital asset collateral, net	(38,960)	-
Purchase of mining equipment	(6,897)	-
Net digital assets used in investing activities	(213,827)	(176,964)

DIGITAL ASSETS FROM FINANCING ACTIVITIES
Proceeds from long-term loans	34,950	-
Net digital assets provided by financing activities	34,950	-

Adjustments on the opening balance for adoption of ASU 2023-08	6,436	-

Net increase in digital assets	85,962	35,967
Digital assets at the beginning of the year	43,978	8,011
Digital assets at the end of the year	129,940	43,978

The net income received or to be received by digital assets, as presented in the consolidated statement of cash flow, consists of items (a), (b), (c) and (d) above.